Multiemployer Plans (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Multiemployer Plans, Contribution And Pension Protection Act. Zone status Description	MEPPs in which the Company’s contributions exceeded $100 in 2015, 2014 and 2013. Additionally, this table also lists all MEPPs to which the Company contributed in excess of $40 in 2015 for MEPPs in either the critical or endangered status. Additionally, this table also lists the PPA Zone Status for MEPPs as the critical status (red zone-less than 65% funded), the endangered status (yellow-less than 80% funded) or neither critical or endangered status (green-greater than 80% funded)
Multiemployer Plan, Period Contributions	$ 26,543	$ 24,326	$ 24,973
Multiemployer Plans, Pension [Member]
Multiemployer Plans, Number of Employer	50
Payments for Postemployment Benefits	$ 42
Defined Benefit Pension Plan, Liabilities	375
Pension Expense	$ 417
Pension Protection Act [Member] | Multiemployer Plans, Pension [Member]
Multiemployer Plans, Surcharge Percentage	5.00%
Retirement Benefit Plan [Member] | Multiemployer Plans, Pension [Member]
Multiemployer Plans, Surcharge Percentage	10.00%